CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Operating Activities:
Net loss	$ (1,915,667)	$ (10,789,284)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	2,965,342	2,994,936
Stock based compensation	636,001	1,454,376
Loss on disposal of water rights	0	548,701
Loss on removal of cost incurred on test wells	0	260,641
Loss on disposal of equipment	0	65
Net changes in:
Trade accounts receivable, operating	(2,481,522)	789,992
Accounts payable and accrued liabilities	571,354	29,697
Accrued interest, operating	(160,633)	0
Prepaid expenses and other	165,744	(633,490)
Total cash used by operating activities	(219,381)	(5,344,366)
Investing Activities:
Purchases of property, plant and equipment	(3,906,841)	(26,778,527)
Cash restricted by regulating entities	(75,000)	(2,275,000)
Cash received from consolidation of subsidiary	0	592,330
Proceeds from ITC cash grant and property rebate receivable	10,784,530	0
PPA operating security deposit	(1,426,700)	0
Proceeds from sale of equipment	0	100
Total cash provided (used) by investing activities	5,375,989	(28,461,097)
Financing Activities:
Issuance of share capital, net of share issue costs	5,429,987	209,424
Proceeds received from non-controlling interest	7,005,785	20,661,475
Proceeds from the issuance of convertible debt	0	2,125,000
Proceeds from bridge loan	0	7,500,000
Principal payments on bridge loan	(7,500,000)	0
Distributions to non-controlling interest	(88,209)	(113,365)
Principal payments on notes payable	(1,473,577)	(230,000)
Principal payments on capital lease	(54,866)	(12,925)
Total cash provided by financing activities	3,319,120	30,139,609
Increase (Decrease) in Cash and Cash Equivalents	8,475,728	(3,665,854)
Cash and Cash Equivalents, Beginning of Period	4,433,051	8,098,905
Cash and Cash Equivalents, End of Period	12,908,779	4,433,051
Supplemental Disclosures:
Purchase of property and equipment on account	28,166,954	28,664,837
Construction and development paid directly with construction loans	45,865,434	52,423,700
Debt and interest converted to non-controlling interest	0	5,132,740
Capitalized accrued interest	1,821,564	1,871,422
Net assets and liabilities received from consolidation of subsidiary	0	45,386,103
Grants and rebate receivables used to decrease construction costs	54,148,377	0
Other Items:
Interest paid	$ 343,484	$ 5,547